Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Intangible Assets

5. Intangible Assets

Intangible assets consisted of various patents valued at $400, which represents the cost to acquire the patents. These patents are determined to have useful lives and are amortized into the results of operations over ten years. During the nine months ended September 30, 2020 and 2019, the Company recorded amortization expenses of $30 for each period related to patents.

Estimated future amortization expense of intangible assets as of September 30, 2020 are as follows:

Remainder of 2020	$10
2021	40
2022	40
2023	40
2024	40
Thereafter	160
$330

5. Intangible Assets

Intangible assets consisted of various patents valued at $400, which represents the cost to acquire the patents. These patents are determined to have useful lives and are amortized into the results of operations over ten years. During the years ended December 31, 2019 and 2018, the Company recorded amortization expenses of $40 and $0, respectively, related to patents.

Estimated future amortization expense of intangible assets as of December 31, 2019 are as follows:

2020	$40
2021	40
2022	40
2023	40
2024	40
Thereafter	160
$360